CONSOLIDATED STATEMENTS OF CASH FLOWS (PARENTHETICAL) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Jan. 21, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 08, 2014
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Warrants issued upon the acquisition of Cyberseal	$ 1,500		$ 1,500
Payments to acquire a business		3,875
Fiber Company [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Net assets (excluding cash and cash equivalents)		410
Intangible assets					2,050
Deferred tax liability		(819)			(819)
Deferred tax assets		474			474
Goodwill		1,760			1,760
Total purchase price					4,286
Payments to acquire a business		3,875
Fiber Company [Member] | Technology-Based Intangible Assets [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets		1,337			1,337
Fiber Company [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets		315			315
Fiber Company [Member] | Order or Production Backlog [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets		398			398
Cyberseal [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Net assets (excluding cash and cash equivalents)			(279)
Intangible assets	1,166
Deferred tax liability	(175)		(175)
Goodwill	3,181		3,181
Total payments for business acquisitions, net of cash acquired, excluding warrants issued			3,893
Warrants issued upon the acquisition of Cyberseal			(1,500)
Total purchase price	4,060
Payments to acquire a business			2,393
Cyberseal [Member] | Technology-Based Intangible Assets [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets	457		457
Cyberseal [Member] | Customer Relationships [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets	386		386
Cyberseal [Member] | Order or Production Backlog [Member]
Net fair value of assets acquired and liabilities assumed of the company at the date of acquisition:
Intangible assets	$ 323		$ 323